Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 4-61 - Franklin Strategic Income VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 112
3 years	354
5 years	615
10 years	$ 1,363